BLACKROCK FUNDS V

BlackRock Income Fund

(the “Fund”)

Supplement dated March 9, 2023 (the “Supplement”) to the Fund’s

Summary Prospectuses and Prospectuses, each dated January 27, 2023, as supplemented to date

The following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About BlackRock Income Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Income Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since*	Title
James Keenan, CFA	2016	Managing Director of BlackRock, Inc.
Jeff Cucunato	2016	Managing Director of BlackRock, Inc.
Mitchell Garfin, CFA	2012	Managing Director of BlackRock, Inc.
Jose Aguilar	2016	Managing Director of BlackRock, Inc.
Ronie Ganguly**	2021	Managing Director of BlackRock, Inc.

*	Includes management of the Predecessor Fund.

**	Effective March 30, 2023, Ronie Ganguly will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND
The Fund is managed by a team of financial professionals. James Keenan, CFA, and Jeff Cucunato are the portfolio managers jointly and primarily responsible for setting the Fund’s overall investment strategy and overseeing the Fund’s investment process and performance. Mitchell Garfin, CFA, Jose Aguilar and Ronie Ganguly* are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

*	Effective March 30, 2023, Ronie Ganguly will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

The Fund is managed by a team of financial professionals. James Keenan, CFA, and Jeff Cucunato are jointly and primarily responsible for setting the Fund’s overall investment strategy and overseeing the Fund’s investment process and performance. Mitchell Garfin, CFA, Jose Aguilar and Ronie Ganguly are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since*	Title and Recent Biography
James Keenan, CFA	Jointly and primarily responsible for setting the Fund’s overall investment strategy and overseeing the Fund’s investment process and performance.	2016	Managing Director of BlackRock, Inc. since 2008, Co-Head of Global Credit and Head of the Leveraged Finance Portfolio Team; Head of Global Credit from 2015 to 2017; Director of BlackRock, Inc. from 2006 to 2007.
Jeff Cucunato	Jointly and primarily responsible for setting the Fund’s overall investment strategy and overseeing the Fund’s investment process and performance.	2016	Managing Director of BlackRock, Inc. since 2005.
Mitchell Garfin, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012	Managing Director of BlackRock, Inc. since 2009 and Co-Head of U.S. Leveraged Finance; Director of BlackRock, Inc. from 2005 to 2008.
Jose Aguilar	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2013 to 2016; Vice President of BlackRock, Inc. from 2011 to 2013; Associate of BlackRock, Inc. from 2009 to 2011; Associate of R3 Capital Partners from 2008 to 2009.
Ronie Ganguly**	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Managing Director of BlackRock, Inc. since 2022; Director of BlackRock, Inc. from 2016 to 2021; Senior Vice President of PIMCO from 2013 to 2016; Credit Trader of Deutsche Bank from 2006 to 2013; Analyst of Citigroup from 2005 to 2006; Analyst of JP Morgan from 2001 to 2005.

*	Includes management of the Predecessor Fund (as defined below).

**	Effective March 30, 2023, Ronie Ganguly will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.